JNF Exceed Defined Shield Index Portfolio
PORTFOLIO SUMMARY – JNF EXCEED DEFINED SHIELD INDEX PORTFOLIO
Investment Objective:
The JNF Exceed Defined Shield Index Portfolio’s investment objective is to provide total return, while attempting to reduce portfolio volatility over a full market cycle.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JNF Exceed Defined Shield Index Portfolio JNF Exceed Defined Shield Index Portfolio
Management Fees	0.50%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	1.67%
Acquired Fund Fees and Expenses	0.03%	[1]
Total Annual Portfolio Operating Expenses	2.45%
Fee Waiver and/or Expense Reimbursement	(1.42%)	[2]
Total Annual Portfolio Operating Expenses After Fee Waiver	1.03%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies and are estimated for the current fiscal year. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[2]	The Portfolio's adviser has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until April 30, 2017 to ensure that Total Annual Portfolio Operating Expenses After Expense Reimbursements (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser))) will not exceed 1.00% of the Portfolio. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Portfolio (within the three years after the fees have been waived or reimbursed) to the extent such recoupment can be achieved within the expense limits existing at the time of the waiver and at the time of the repayment. These agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
JNF Exceed Defined Shield Index Portfolio | JNF Exceed Defined Shield Index Portfolio | USD ($)	105	628	1,177	2,678

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio’s performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 81% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio seeks to meet its investment objective by tracking, before fees and expenses, the NASDAQ Exceed Structured Protection Index (the “EXPROT Index”). The EXPROT Index seeks to track the S&P 500 Index (“S&P 500”) while reducing volatility relative to the S&P 500 by mitigating losses when the S&P 500 declines by more than 12.5% while limiting gains when the S&P 500 increases by more than 15%.

The EXPROT Index is composed of short-term investment grade fixed-income securities and exchange-traded put and call options on exchange-traded funds (“ETFs”) that track the S&P 500 (e.g. “SPDRs”). The fixed-income securities in the EXPROT Index are investment grade corporate bonds, U.S. Treasuries and other U.S. Government securities. The put options in the EXPROT Index seek, without guarantee, to protect an investment tracking the EXPROT Index against a decline in the S&P 500 of more than approximately 12.5% on an annualized basis. The call options in the EXPROT Index seek to capture gains of the S&P 500 up to approximately 15% on an annualized basis. In seeking to track the options portion of the EXPROT Index, the Portfolio will buy and sell options on SPDRs that collectively are intended to prevent the Portfolio from participating in increases in the S&P 500 above approximately 15% and decreases in the S&P 500 below approximately 12.5%. Thus, the maximum return on an investment in the Portfolio is approximately 15% on an annualized basis, even if S&P 500 gains exceed that amount. The level of the maximum return will be affected by the timing of options purchases, sales or expirations, volatility and interest rates, among other factors.

The Portfolio buys and sells put options on SPDRs. The Portfolio’s purchases and sales of put options result in put spreads that are intended to permit the Portfolio to fully participate in losses up to 12.5% during the terms of the put spreads, while aiming to limit losses beyond 12.5% when the S&P 500 declines by more than 12.5% during the terms of the put spreads. There is no assurance that the Portfolio’s losses will be limited to 12.5%.

The Portfolio buys and sells call options on SPDRs. The Portfolio’s purchases and sales of call options result in call spreads intended to allow the Portfolio to participate in increases in the S&P 500 up to approximately 15% during the terms of the call spreads.

The Portfolio uses a representative sampling strategy to select investments in the fixed-income securities of the EXPROT Index, which in the aggregate exhibit similar yield, duration, credit quality, and maturity characteristics as the fixed-income securities in the EXPROT Index, or ETFs intended to exhibit similar characteristics. These ETFs may also invest in securities not included in the EXPROT Index. The fixed-income securities in the EXPROT Index are investment grade securities, rated BBB- or higher by Standard and Poor's Rating Group or a similar rating agency.

Under normal circumstances, the Portfolio invests at least 80% of its net assets (plus borrowings for investment purposes) in the components (directly or indirectly through the use of ETFs) of the EXPROT Index. Under normal circumstances, the Portfolio may invest up to 20% of its assets in instruments outside of the EXPROT Index, including ETFs that provide exposure to fixed-income securities dissimilar to those found in the EXPROT Index. The Portfolio is non-diversified.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Portfolio either directly or through an ETF, resulting in losses to the Portfolio. The Portfolio may invest without restriction to issuer, maturity, or duration of individual securities. The credit quality of the fixed income securities in which the Portfolio invests generally will be similar to the investment grade credit quality of the fixed income securities in which the EXPROT Index invests. Investment grade securities are those that are rated BBB- or higher by Standard and Poor’s Rating Group or a similar rating agency. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer’s financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security.

• Derivatives Risk: Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio’s performance. Derivatives are also subject to credit risk and liquidity risk.

• Equity Risk: The Portfolio does not directly invest in equity securities as a principal investment strategy, but is indirectly exposed to equity risk through its investment in options on the S&P 500 Index, an index comprised of equities. The net asset value of the Portfolio will fluctuate based on changes in the value of the equity securities in which it invests. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

• ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF.

• Fixed Income and Interest Rate Risk: When the Portfolio invests in ETFs that own debt securities, or in this type of security directly, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Portfolio. On the other hand, if rates fall, the value of the fixed income securities generally increases. Any U.S. Federal Reserve System revisions to its current policy of maintaining the federal funds rate at a low level will have uncertain impacts on U.S. interest rates and fixed income market volatility. Your investment will decline in value if the value of the Portfolio’s investments decreases.

• Index Risk: The Portfolio invests in securities intended to track the EXPROT Index, which is intended to track the S&P 500 Index. As a result, the Portfolio will be subject to certain risks which are unique to the S&P 500 Index.

• Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Leverage Risk: The use of leverage by the Portfolio, such as borrowing money to purchase securities or the use of options, will cause the Portfolio to incur additional expenses and magnify the Portfolio’s gains or losses.

• Liquidity Risk: Although it is anticipated that the derivatives traded by the Portfolio will be actively traded, it is possible that particular investments might be difficult to purchase or sell, possibly preventing the Portfolio from executing positions at an advantageous time or price, or possibly requiring them to dispose of other investments at unfavorable times or prices in order to satisfy their obligations.

• Management Risk: Investment decisions about individual securities impact the Portfolio’s ability to achieve its investment objective. The Adviser’s and Sub-Advisers’ judgments about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the investment strategy will produce the desired results.

• Market Risk: Overall stock market risks may affect the value of individual securities, in which the Portfolio invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio’s investments goes down, your investment in the Portfolio decreases in value and you could lose money.

• Non-Diversification Risk: As a non-diversified fund, the Portfolio may invest more than 5% of its total assets in the securities of one or more issuers. The value of Portfolio shares may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

• Options Risk: Because option premiums paid or received by the Portfolio are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities. The Portfolio may incur higher-than-expected transaction costs when option liquidity is relatively low. The Fund may not be able to predict whether a written option will be exercised. This risk is highest when the market price of an underlying asset, such as a SPDR, is close to the option’s exercise price on expiration day (referred to as “pin risk” by option industry participants). A small price movement may trigger exercise and force the Fund to deliver a SPDR against a written call option or accept delivery of a SPDR against a written put option. This risk makes management of the Fund’s net stock market exposure difficult to manage. When the Portfolio purchases options, it risks the loss of the cash paid for the options if the options expire unexercised.

• Tracking Risk: Investment in the Portfolio should be made with the understanding that the Portfolio will not be able to replicate exactly the performance of the EXPROT Index it tracks because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities held and the operating expenses of the Portfolio. The use of a sampling strategy to select fixed-income securities may cause Portfolio returns to lag those of a replication strategy, which would include all fixed-income securities in the EXPROT Index.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Portfolio (formerly the “JNF SSGA Retirement Income Portfolio”) by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how a Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-667-0564.

Exceed Advisory LLC and First Principles Capital Management, LLC became the Portfolio’s sub-advisers in February 2016. Effective with the change in sub-advisers, the Portfolio’s investment strategy changed. The performance results in the following charts, therefore, do not reflect the Portfolio’s current strategy.

Best Quarter:	1st Quarter 2015	1.98%
Worst Quarter:	3rd Quarter 2015	(4.60)%

Performance Table Average Annual Total Returns (For year ended December 31, 2015)
Average Annual Total Returns - JNF Exceed Defined Shield Index Portfolio		Label	One Year	Since Inception of the Portfolio		Inception Date
JNF Exceed Defined Shield Index Portfolio		Total Return	(5.01%)	0.43%	[1]	Mar. 05, 2014
S&P 500 Total Return Index	[2]		1.38%	7.06%
[1]	The inception date of the JNF Exceed Defined Shield Index Portfolio is March 5, 2014.
[2]	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors may not invest in the index directly.